Leases - Schedule of Supplemental Cash Flow Information Related to Leases (Detail) ¥ in Thousands	12 Months Ended
Mar. 31, 2023 CNY (¥)
Leases [Abstract]
Cash paid for the rentals included in the lease liabilities	¥ 7,654
Right-of-use assets obtained in exchange for lease liabilities	¥ 0